5. EQUITY TRANSACTIONS (Details - Warrant assumptions) - Warrants [Member]	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Risk free interest rate, minimum	1.38%	0.70%
Risk free interest rate, maximum	1.92%	1.93%
Expected Volatility Rate, Minimum	100.20%	88.20%
Expected Volatility Rate, Maximum	111.10%	96.00%